Provisions - additional information (Detail 2) - USD ($) $ in Millions		Jun. 30, 2020		Mar. 31, 2020		Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Balance		$ 2,361		$ 2,404		$ 2,861
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance	[1],[2]	1,980		1,998		2,475
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance		111	[3]	142		106
Other
Disclosure Of Other Provisions [Line Items]
Balance		$ 269		$ 264	[4]	$ 280	[4]

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]
Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.

[3]
Primarily consists of personnel-related restructuring provisions of USD 51 million as of 30 June 2020 (31 March 2020: USD 78 million; 31 December 2019: USD 40 million) and provisions for onerous contracts of USD 55 million as of 30 June 2020 (31 March 2020: USD 59 million; 31 December 2019: USD 61 million).

[4]	Mainly includes provisions related to real estate, employee benefits and operational risks.